INVESTMENT IN JOINT VENTURE (Tables)	12 Months Ended
Dec. 31, 2023
INVESTMENT IN JOINT VENTURE
Investment in joint venture

	At December 31	At December 31
(in thousands)	2023	2022

Investment in joint venture:
JCU	$17,290	$19,305
	$17,290	$19,305

(in thousands)

Balance-December 31, 2022	$19,305
Investment at cost:
Equity share of loss	(4,400)
Additional investment in JCU	2,385
Balance-December 31, 2023	$17,290

Summaries of Consolidated Financial Information of JCU

	At December 31	At December 31
(in thousands)	2023	2022

Total current assets(1)	$525	$2,273
Total non-current assets	38,666	38,371
Total current liabilities	(381)	(1,949)
Total non-current liabilities	(4,230)	(86)
Total net assets	$34,580	$38,609

	Twelve Months Ended	Twelve Months Ended
	November 30, 2023(2)	November 30, 2022(2)

Revenue	$—	$—
Net loss	(8,799)	(5,775)
Other comprehensive income	$—	$—

Reconciliation of JCU net assets to Denison investment carrying value:
Adjusted net assets of JCU–at December 31	$38,609	$42,784
Net loss	(8,799)	(5,775)
Investment from owners	4,770	1,600
Net assets of JCU–at November 30, 2023	$34,580	$38,609
Denison ownership interest	50.00%	50.00%
Investment in JCU	$17,290	$19,305
(1)	Included in current assets are $525,000 in cash and cash equivalents (December 31, 2022 - $1,473,000).
(2)	Represents JCU net loss for the twelve months ended November 30 (recorded one month in arrears), adjusted for differences in fair value allocations and accounting policies.